ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization And Principal Activities
SCHEDULE OF PRINCIPAL SUBSIDIARIES

The Group’s principal subsidiaries, as of the date of this report, are set out below:

Percentage of effective ownership
Name	Date of incorporation	December 31, 2025	December 31, 2024	Place of incorporation	Principal activities
		%	%
Swift Top Capital Resources Limited	November 20, 2012	100	100	Hong Kong	Trading of logs
Parquet Nature (France) S.A.R.L.	August 21, 2012	100	100	France	Trading of logs
Choi Chon Investment Company Limited	March 12, 2015	100	100	Macau	Trading of wood products
South American Wood S.A.C.	December 16, 2019	100	100	Peru	Trading of wood products
Nature Carbon Peru S.A.C.	May 6, 2025	100	-	Peru	Trading of wood products